Transactions with Related Parties - Summary of Amounts Receivable From and Payable to PFSI (Detail) - PennyMac Financial Services, Inc. [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Receivable from PFSI:
MSR recapture receivable	$ 707	$ 781
Other	6,384	8,025
Due from Affiliates	7,091	8,806
Payable to PFSI:
Servicing fees	5,465	3,682
Management fees	5,081	5,670
Correspondent production fees	2,371	2,729
Fulfillment fees	1,300	1,082
Allocated expenses and expenses paid by PFSI on PMT’s behalf	1,046	4,490
Conditional Reimbursement	900	900
Interest on Note payable to PFSI	253	412
Total expense due to affiliate	$ 16,416	$ 18,965